UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 7.9%
$1,500,000	Abacus Innovations Corp. 3.210%, 8/16/2023[1,2]	$1,513,530
1,488,550	Aramark Services, Inc. 3.338%, 2/24/2021[1,2]	1,499,051
1,704,820	Avago Technologies Cayman Finance Ltd. 2.274%, 2/1/2021[2,3]	1,700,132
1,492,500	Charter Communications Operating LLC 3.250%, 8/24/2021[1,2]	1,500,522
	Dell International LLC
400,000	2.000%, 12/31/2018[2]	400,176
1,000,000	2.780%, 9/7/2021[2]	992,900
1,000,000	Dollar Tree, Inc. 3.063%, 7/6/2022[1,2]	1,011,250
1,750,000	Flying Fortress, Inc. 3.588%, 4/30/2020[1,2]	1,763,781
1,000,000	Global Payments, Inc. 2.250%, 10/20/2021[2]	995,000
1,887,317	Grosvenor Capital Management Holdings LLLP 4.000%, 8/16/2023[1,2]	1,878,673
	HCA, Inc.
150,000	1.500%, 6/10/2020[2]	149,063
1,741,250	3.774%, 3/17/2023[1,2]	1,761,501
1,500,000	Hilton Worldwide Finance LLC 3.500%, 10/26/2020[1,2]	1,508,085
1,246,875	KFC Holding Co. 3.286%, 6/16/2023[1,2]	1,261,682
150,000	LSC Communications, Inc. 7.000%, 9/30/2022[1,2]	149,250
997,423	MCC Iowa LLC 3.250%, 1/29/2021[1,2]	1,007,402
498,750	Micron Technology, Inc. 6.640%, 4/26/2022[1,2]	502,725
1,496,250	NRG Energy, Inc. 3.500%, 6/30/2023[1,2]	1,500,926
1,168,217	Realogy Group LLC 2.523%, 10/23/2020[2]	1,166,996
1,750,000	RPI Finance Trust 3.035%, 10/5/2022[1,2]	1,768,121
1,750,000	Samsonite IP Holdings Sarl 4.000%, 4/12/2023[1,2,3]	1,769,688
	TEX Operations Co. LLC
203,571	5.000%, 8/4/2023[2]	205,679
46,429	5.000%, 8/4/2023[2]	46,909

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$1,000,000	Vantiv LLC 3.250%, 6/13/2021[1,2]	$1,008,750

	TOTAL BANK LOANS (Cost $26,870,171)	27,061,792

	BONDS – 74.2%
	ASSET-BACKED SECURITIES – 41.1%
	Apidos CLO XI
950,000	Series 2012-11A, Class D, 5.130%, 1/17/2023[1,2,4]	950,258
2,000,000	Series 2012-11X, Class D, 5.130%, 1/17/2023[1,2]	2,000,544
1,500,000	Apidos CLO XV Series 2013-15A, Class C, 4.131%, 10/20/2025[1,2,4]	1,462,476
567,475	Argent Securities, Inc. Series 2004-W1, Class AF, 4.277%, 3/25/2034[1,2]	572,074
2,000,000	Battalion CLO V Ltd. Series 2014-5A, Class C, 4.380%, 4/17/2026[1,2,4]	1,807,460
1,174,007	Bear Stearns Asset Backed Securities I Trust Series 2005-HE3, Class M2, 1.554%, 3/25/2035[1,2]	1,166,930
1,801,278	Bear Stearns Asset Backed Securities Trust Series 2003-1, Class A1, 1.534%, 11/25/2042[1,2]	1,695,413
3,500,000	BlueMountain CLO 2013-3 Ltd. Series 2013-3A, Class E, 5.352%, 10/29/2025[1,2,4]	3,273,976
	BlueMountain CLO Ltd.
1,250,000	Series 2011-1A, Class D, 4.818%, 8/16/2022[1,2,4]	1,254,548
1,560,000	Series 2013-1A, Class D, 5.417%, 5/15/2025[1,2,4]	1,443,978
2,250,000	Carlyle Global Market Strategies CLO Ltd. Series 2012-1AR, Class DR, 4.631%, 4/20/2022[1,2,4]	2,262,638
	Catamaran CLO Ltd.
1,000,000	Series 2012-1A, Class E, 5.820%, 12/20/2023[1,2,4]	921,875
1,000,000	Series 2013-1A, Class E, 5.886%, 1/27/2025[1,2,4]	915,505
1,825,000	Series 2014-2A, Class C, 4.382%, 10/18/2026[1,2,4]	1,682,940
500,000	Series 2015-1A, Class E, 6.032%, 4/22/2027[1,2,4]	436,122
3,010,000	Cent CLO 17 Series 2013-17A, Class D, 6.757%, 1/30/2025[1,2,4]	2,950,255
1,500,000	Cent CLO 22 Ltd. Series 2014-22A, Class E, 7.188%, 11/7/2026[1,2,4]	1,112,187
1,300,000	Chase Issuance Trust Series 2014-A8, Class A8, 0.785%, 11/15/2018[1,2]	1,300,010
500,000	CIFC Funding Ltd. Series 2012-1AR, Class B2R, 7.067%, 8/14/2024[1,2,4]	501,230
3,500,000	Citibank Credit Card Issuance Trust Series 2014-A4, Class A4, 1.230%, 4/24/2019[1]	3,503,524
1,491,354	Citigroup Mortgage Loan Trust Series 2006-HE2, Class A2C, 0.684%, 8/25/2036[1,2]	1,476,222

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,786,226	CNH Equipment Trust Series 2016-C, Class A1, 0.750%, 10/10/2017[1]	$2,786,301
1,000,000	CWABS Asset-Backed Certificates Trust Series 2005-14, Class M1, 0.984%, 4/25/2036[1,2]	974,729
985,000	DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/2045[1,4]	990,406
500,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.280%, 4/15/2027[1,2,4]	424,864
	Dryden XXIII Senior Loan Fund
2,575,000	Series 2012-23A, Class CR, 4.780%, 7/17/2023[1,2,4]	2,574,493
2,020,000	Series 2012-23A, Class DR, 6.880%, 7/17/2023[1,2,4]	2,003,672
1,500,000	Series 2012-23A, Class ER, 7.880%, 7/17/2023[1,2,4]	1,318,855
3,000,000	Dryden XXIV Senior Loan Fund Series 2012-24RA, Class ER, 6.767%, 11/15/2023[1,2,4]	2,959,630
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E, 6.380%, 1/15/2025[1,2,4]	957,855
1,650,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class E, 5.380%, 7/15/2025[1,2,4]	1,503,130
647,979	Fieldstone Mortgage Investment Trust Series Series 2005-3, Class 2A2, 1.054%, 2/25/2036[1,2]	637,874
	Flatiron CLO Ltd.
1,000,000	Series 2011-1A, Class D, 4.480%, 1/15/2023[1,2,4]	1,000,925
2,250,000	Series 2012-1A, Class D, 6.382%, 10/25/2024[1,2,4]	2,169,039
1,000,000	Series 2014-1A, Class C, 4.180%, 7/17/2026[1,2,4]	917,551
	Ford Credit Auto Owner Trust
2,349,991	Series 2013-B, Class A4, 0.760%, 8/15/2018[1]	2,349,535
800,000	Series 2013-C, Class C, 1.910%, 3/15/2019[1]	804,426
2,000,000	Fraser Sullivan CLO VII Ltd. Series 2012-7A, Class CR, 4.331%, 4/20/2023[1,2,4]	2,014,551
1,626,545	GE Business Loan Trust Series 2006-2A, Class A, 0.715%, 11/15/2034[1,2,4]	1,508,575
3,250,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 6.380%, 7/17/2023[1,2,4]	3,228,380
	Green Tree Agency Advance Funding Trust I
1,308,000	Series 2016-T1, Class AT1, 2.380%, 10/15/2048[4]	1,306,862
575,000	Series 2015-T2, Class AT2, 3.095%, 10/15/2048[1,4]	577,156
350,000	Greywolf CLO III Ltd. Series 2014-1A, Class D, 5.982%, 4/22/2026[1,2,4]	314,491
2,300,000	Hertz Fleet Lease Funding LP Series 2014-1, Class B, 1.279%, 4/10/2028[1,2,4]	2,295,294
1,965,680	Honda Auto Receivables Owner Trust Series 2016-1, Class A2, 1.010%, 6/18/2018[1]	1,966,271
1,000,000	Jamestown CLO II Ltd. Series 2013-2A, Class D, 6.632%, 1/22/2025[1,2,4]	942,334

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,200,000	JP Morgan Mortgage Acquisition Trust Series 2007-CH2, Class AV4, 0.684%, 1/25/2037[1,2]	$3,038,381
1,119,916	Long Beach Mortgage Loan Trust Series 2000-1, Class AV1, 1.045%, 1/21/2031[1,2]	1,065,242
1,000,000	Magnetite VI Ltd. Series 2012-6A, Class ER, 6.400%, 9/15/2023[1,2,4]	1,004,504
4,250,000	Marine Park CLO Ltd. Series 2012-1A, Class DR, 6.251%, 5/18/2023[1,2,4]	4,112,998
	Mountain View CLO Ltd.
4,300,000	Series 2013-1A, Class D, 4.174%, 4/12/2024[1,2,4]	3,941,411
1,500,000	Series 2014-1A, Class D, 4.630%, 10/15/2026[2,4]	1,263,842
250,000	Series 2015-9A, Class D, 6.230%, 7/15/2027[1,2,4]	217,509
1,500,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 5.728%, 10/13/2027[1,2,4]	1,233,214
1,000,000	Neuberger Berman CLO XII Ltd. Series 2012-12A, Class ER, 7.132%, 7/25/2023[1,2,4]	1,004,314
5,016,000	Nissan Auto Lease Trust Series 2014-B, Class A4, 1.290%, 3/16/2020[1]	5,021,573
1,596,073	Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.110%, 5/15/2019[1]	1,596,800
	Ocwen Master Advance Receivables Trust
3,193,000	Series 2015-T3, Class AT3, 3.211%, 11/15/2047[4]	3,201,209
3,250,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[1,4]	3,257,095
1,250,000	OZLM Funding III Ltd. Series 2013-3A, Class D, 5.882%, 1/22/2025[1,2,4]	1,195,628
300,000	OZLM Funding V Ltd. Series 2013-5A, Class C, 4.380%, 1/17/2026[1,2,4]	295,160
	RAMP Series Trust
1,850,501	Series 2003-RS11, Class MII1, 1.629%, 12/25/2033[1,2]	1,716,580
1,974,815	Series 2004-RS9, Class MII1, 1.509%, 9/25/2034[1,2]	1,934,322
500,000	Series 2005-RS8, Class M1, 1.014%, 9/25/2035[1,2]	465,630
1,000,000	Series 2005-EFC6, Class M2, 0.964%, 11/25/2035[1,2]	964,337
	RASC Series Trust
2,616,474	Series 2001-KS3, Class AII, 0.994%, 9/25/2031[1,2]	2,519,414
1,617,624	Series 2005-KS2, Class M1, 1.179%, 3/25/2035[1,2]	1,589,361
	Saxon Asset Securities Trust
465,095	Series 2003-1, Class AF5, 5.118%, 6/25/2033[1,2]	473,067
1,571,221	Series 2006-1, Class A2C, 0.854%, 3/25/2036[1,2]	1,553,096
1,191,366	Securitized Asset Backed Receivables LLC Trust Series 2006-FR1, Class A2C, 0.824%, 11/25/2035[1,2]	1,173,693
712,743	Structured Asset Investment Loan Trust Series 2004-8, Class M1, 1.434%, 9/25/2034[1,2]	690,002
431,365	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF1, Class A1, 0.684%, 2/25/2036[1,2]	431,342

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,563,559	Structured Asset Securities Corp. Reverse Mortgage Loan Trust Series 2007-RM1, Class A1, 0.814%, 5/25/2047[1,2,4]	$2,338,566
4,187,735	Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.120%, 2/15/2019[1]	4,190,411
2,109,079	USAA Auto Owner Trust Series 2016-1, Class A1, 0.680%, 9/15/2017[1]	2,109,123
	Voya CLO Ltd.
2,750,000	Series 2012-3A, Class ER, 6.535%, 10/15/2022[1,2,4]	2,750,547
500,000	Series 2013-1A, Class C, 4.380%, 4/15/2024[1,2,4]	494,135
1,000,000	Series 2013-2A, Class D, 5.882%, 4/25/2025[1,2,4]	934,467
2,118,600	Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/2045[1,4]	2,132,140
	West CLO Ltd.
550,000	Series 2012-1A, Class D, 7.257%, 10/30/2023[1,2,4]	498,719
5,500,000	Series 2013-1A, Class D, 5.688%, 11/7/2025[1,2,4]	4,291,192
2,000,000	Series 2014-1A, Class C, 4.332%, 7/18/2026[1,2,4]	1,816,914
3,938,805	World Omni Automobile Lease Securitization Trust Series 2014-A, Class A3, 1.160%, 9/15/2017[1]	3,939,530

	TOTAL ASSET-BACKED SECURITIES (Cost $143,782,259)	141,672,832

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.1%
540,877	American General Mortgage Loan Trust Series 2010-1A, Class A4, 5.650%, 3/25/2058[1,2,4]	543,480
656,710	American Home Mortgage Investment Trust Series 2005-1, Class 7A2, 3.248%, 6/25/2045[1,2]	656,532
2,340,000	BAMLL Commercial Mortgage Securities Trust Series 2015-ASHF, Class C, 2.535%, 1/15/2028[2,4]	2,306,971
	Banc of America Commercial Mortgage Trust
1,065,831	Series 2006-5, Class AM, 5.448%, 9/10/2047[1]	1,065,061
3,416,342	Series 2007-4, Class A4, 5.746%, 2/10/2051[1,2]	3,476,623
751,510	Bear Stearns Asset Backed Securities Trust Series 2003-SD3, Class M1, 1.659%, 10/25/2033[1,2]	726,236
760,614	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A4, 5.694%, 6/11/2050[1,2]	777,832
380,000	CCRESG Commercial Mortgage Trust Series 2016-HEAT, Class B, 4.114%, 4/10/2029[4]	390,443
703,520	CD Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.322%, 12/11/2049[1]	705,904
1,582,765	CD Mortgage Trust Series 2007-CD5, Class A4, 5.886%, 11/15/2044[1,2]	1,618,161
1,330,000	COMM Mortgage Trust Series 2014-TWC, Class A, 1.381%, 2/13/2032[1,2,4]	1,329,242
	Freddie Mac Structured Agency Credit Risk Debt Notes

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$698,041	Series 2013-DN2, Class M1, 1.984%, 11/25/2023[1,2]	$700,130
1,500,000	Series 2014-HQ2, Class M2, 2.734%, 9/25/2024[1,2]	1,540,227
753,199	Series 2014-DN4, Class M2, 2.934%, 10/25/2024[1,2]	754,938
720,649	Series 2016-HQA2, Class M1, 1.734%, 11/25/2028[1,2]	721,770
	FREMF Mortgage Trust
2,319,749	Series 2014-KF06, Class B, 4.884%, 11/25/2021[1,2,4]	2,330,548
1,136,000	Series 2015-K720, Class B, 3.389%, 7/25/2022[1,2,4]	1,119,796
1,365,000	Series 2013-K502, Class B, 2.567%, 3/25/2045[1,2,4]	1,367,629
1,750,000	Series 2012-K22, Class C, 3.686%, 8/25/2045[1,2,4]	1,754,550
1,764,000	Series 2012-K23, Class C, 3.656%, 10/25/2045[1,2,4]	1,766,535
3,040,000	Series 2014-K714, Class C, 3.849%, 1/25/2047[1,2,4]	2,996,951
795,000	Series 2012-K710, Class C, 3.821%, 6/25/2047[1,2,4]	802,965
2,500,000	Series 2014-K716, Class C, 3.952%, 8/25/2047[1,2,4]	2,525,610
2,930,000	Series 2015-K721, Class B, 3.565%, 11/25/2047[1,2,4]	2,914,354
1,637,000	GS Mortgage Securities Trust Series 2014-GSFL, Class B, 2.285%, 7/15/2031[1,2,4]	1,622,650
3,250,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 3.285%, 8/15/2032[2,4]	3,240,305
726,866	HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.804%, 10/25/2035[1,2]	675,059
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2016-WIKI, Class C, 3.554%, 10/5/2031[4]	2,565,887
695,230	LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3, 5.430%, 2/15/2040[1]	699,344
	Morgan Stanley Capital I Trust
1,248,087	Series 2007-IQ13, Class A4, 5.364%, 3/15/2044[1]	1,253,464
1,773,912	Series 2007-HQ13, Class A3, 5.569%, 12/15/2044[1]	1,811,673
954,918	Sequoia Mortgage Trust Series 9, Class 1A, 1.226%, 9/20/2032[1,2]	904,965
	Towd Point Mortgage Trust
1,687,649	Series 2016-3, Class A1, 2.250%, 8/25/2055[1,2,4]	1,694,458
2,262,608	Series 2016-4, Class A1, 2.250%, 7/25/2056[1,2,4]	2,271,007
4,500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 2.585%, 6/15/2029[2,4]	4,501,062
1,982,879	WaMu Mortgage Pass-Through Certificates Series Trust Series 2004-AR10, Class A3, 1.084%, 7/25/2044[1,2]	1,822,857
769,207	WinWater Mortgage Loan Trust Series 2015-1, Class A1, 3.500%, 1/20/2045[1,2,4]	789,453

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $58,548,981)	58,744,672

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE – 16.0%
	BASIC MATERIALS – 0.6%
$500,000	Air Liquide Finance S.A. 1.375%, 9/27/2019[3,4]	$497,829
570,000	Dow Chemical Co. 8.550%, 5/15/2019	664,544
800,000	Glencore Finance Canada Ltd. 2.700%, 10/25/2017[3,4]	803,073
		1,965,446
	COMMUNICATIONS – 0.7%
1,000,000	AT&T, Inc. 5.600%, 5/15/2018	1,059,134
500,000	Orange S.A. 1.625%, 11/3/2019[3]	500,307
1,000,000	Verizon Communications, Inc. 1.127%, 8/15/2019[2]	998,009
		2,557,450
	CONSUMER, CYCLICAL – 1.7%
1,000,000	American Honda Finance Corp. 1.444%, 9/9/2021[2]	1,005,806
500,000	BMW U.S. Capital LLC 1.260%, 9/13/2019[2,4]	499,800
1,800,000	CVS Health Corp. 2.250%, 12/5/2018[1]	1,825,715
1,000,000	Daimler Finance North America LLC 1.507%, 10/30/2019[2,4]	1,001,691
700,000	Ford Motor Credit Co. LLC 1.660%, 1/17/2017[2]	700,771
500,000	Harley-Davidson Funding Corp. 6.800%, 6/15/2018[4]	539,747
220,000	Hyundai Capital America 2.875%, 8/9/2018[4]	224,343
		5,797,873
	CONSUMER, NON-CYCLICAL – 2.5%
1,550,000	Actavis Funding SCS 2.450%, 6/15/2019[3]	1,576,172
100,000	Amgen, Inc. 2.125%, 5/15/2017	100,579
1,000,000	Celgene Corp. 2.125%, 8/15/2018	1,009,929
250,000	Kroger Co. 1.500%, 9/30/2019	248,839

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$750,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	$763,018
500,000	Mondelez International Holdings Netherlands B.V. 1.500%, 10/28/2019[2,3,4]	501,105
1,500,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[3]	1,497,540
290,000	Sterigenics-Nordion Topco LLC 8.125%, 11/1/2021[1,4]	284,925
1,500,000	Teva Pharmaceutical Finance Netherlands III B.V. 1.400%, 7/20/2018[3]	1,492,843
1,000,000	Universal Health Services, Inc. 4.750%, 8/1/2022[1,4]	1,029,500
		8,504,450
	ENERGY – 1.8%
603,000	Anadarko Petroleum Corp. 6.375%, 9/15/2017	628,465
	BP Capital Markets PLC
470,000	1.625%, 8/17/2017[3]	470,792
900,000	1.375%, 5/10/2018[3]	898,248
1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[1]	1,569,581
1,500,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	1,590,000
1,000,000	Shell International Finance B.V. 1.195%, 9/12/2019[2,3]	1,001,289
		6,158,375
	FINANCIAL – 4.0%
500,000	Air Lease Corp. 2.125%, 1/15/2020	499,680
1,000,000	American Express Credit Corp. 1.457%, 10/30/2019[1,2]	1,001,619
1,500,000	American Tower Corp. 5.900%, 11/1/2021	1,736,551
1,500,000	Bank of America Corp. 2.061%, 10/21/2022[1,2]	1,502,294
110,000	BB&T Corp. 1.710%, 6/15/2018[1,2]	110,782
700,000	Capital One N.A./Mclean VA 1.617%, 9/13/2019[1,2]	701,359
1,000,000	Goldman Sachs Group, Inc. 2.241%, 11/15/2021[1,2]	999,624

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$1,500,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[1]	$1,521,780
1,850,000	Morgan Stanley 4.875%, 11/1/2022	2,034,970
1,000,000	MPT Operating Partnership LP / MPT Finance Corp. 5.250%, 8/1/2026[1]	1,022,500
500,000	New York Life Global Funding 1.272%, 10/24/2019[2,4]	499,927
1,000,000	Royal Bank of Canada 2.000%, 12/10/2018[3]	1,009,542
1,000,000	Wells Fargo & Co. 2.117%, 10/31/2023[1,2]	998,371
		13,638,999
	INDUSTRIAL – 1.9%
850,000	Harris Corp. 2.700%, 4/27/2020[1]	861,806
1,000,000	John Deere Capital Corp. 1.256%, 10/9/2019[2]	999,265
750,000	Norfolk Southern Corp. 5.900%, 6/15/2019	832,818
1,000,000	Siemens Financieringsmaatschappij N.V. 1.170%, 9/13/2019[2,3,4]	1,001,018
1,000,000	United Technologies Corp. 1.236%, 11/1/2019[2]	1,001,048
1,850,000	WestRock RKT Co. 3.500%, 3/1/2020	1,921,648
		6,617,603
	TECHNOLOGY – 0.9%
275,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 6/1/2019[4]	282,352
825,000	Hewlett Packard Enterprise Co. 2.700%, 10/5/2017[4]	835,646
1,500,000	NVIDIA Corp. 2.200%, 9/16/2021[1]	1,500,129
600,000	Rackspace Hosting, Inc. 6.500%, 1/15/2024[1,4]	689,250
		3,307,377
	UTILITIES – 1.9%
2,000,000	Duke Energy Corp. 5.050%, 9/15/2019	2,188,006

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$1,100,000	Pacific Gas & Electric Co. 8.250%, 10/15/2018	$1,239,592
1,500,000	Sempra Energy 1.625%, 10/7/2019	1,498,251
1,500,000	Southern Co. 2.450%, 9/1/2018	1,525,806
		6,451,655
	TOTAL CORPORATE (Cost $54,858,510)	54,999,228

	TOTAL BONDS (Cost $257,189,750)	255,416,732

Number of Shares

	MUTUAL FUNDS – 3.3%
628,874	Palmer Square Long/Short Credit Fund - Class I5	11,564,996

	TOTAL MUTUAL FUNDS (Cost $11,736,788)	11,564,996

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	iShares 20+ Year Treasury Bond ETF
200	Exercise Price: $127.00, Expiration Date: December 16, 2016	22,300
300	Exercise Price: $125.00, Expiration Date: December 16, 2016	20,400
		42,700
	TOTAL PUT OPTIONS (Cost $51,020)	42,700

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $51,020)	42,700

Number of Shares

	SHORT-TERM INVESTMENTS – 1.5%
5,007,548	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.218%[6,7]	5,007,548

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,007,548)	5,007,548

	TOTAL INVESTMENTS – 86.9% (Cost $300,855,277)	299,093,768

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Value
Other Assets in Excess of Liabilities – 13.1%	45,061,759

TOTAL NET ASSETS – 100.0%	$344,155,527

LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. Dollars.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $133,491,177.

[5]	Investment in affiliated security. This Fund is advised by Palmer Square Capital Management which also serves as Advisor to Palmer Square Income Plus Fund.
[6]	The rate is the annualized seven-day yield at period end.
[7]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Pay/(a) Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan
ConocoPhillips	Receive	1.00%	12/20/21	$1,500,000	$(39,924)	$20,088
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(39,924)	$20,088

(a)
If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(b)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(c)	$72,436,100	Receive	1-Month USD-LIBOR-ICE + 1.15%	7/17/17	$-	$892,483
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$892,483

(b)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(c)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At October 31, 2016	Unrealized Appreciation (Depreciation)
(43)	2-Year U.S. Treasury Note (CBT)	December 2016	$(9,394,705)	$(9,380,047)	$14,658
(200)	5-Year U.S. Treasury Note (CBT)	December 2016	(24,253,483)	(24,159,375)	94,108
(40)	10-Year U.S. Treasury Note (CBT)	December 2016	(5,248,005)	(5,185,000)	63,005
TOTAL FUTURES CONTRACTS			$(38,896,193)	$(38,724,422)	$171,771

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2016 (Unaudited)

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2016 (Unaudited)

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

 (d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At October 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$300,858,689

Gross unrealized appreciation	$1,262,543
Gross unrealized depreciation	(3,027,464)

Net unrealized depreciation on investments	$(1,764,921)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$27,061,792	$-	$27,061,792
Bonds**	-	255,416,732	-	255,416,732
Mutual Funds	11,564,996	-	-	11,564,996
Purchased Options Contracts	42,700	-	-	42,700
Short-Term Investments	5,007,548	-	-	5,007,548
Total Investments	16,615,244	282,478,524	-	299,093,768
Other Financial Instruments***
Futures Contracts	171,771	-	-	171,771
Credit Default Swap Contracts	-	20,088	-	20,088
Total Return Swap Contracts	-	892,483	-	892,483
Total Assets	$16,787,015	$283,391,095	$-	$300,178,110

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2016 (Unaudited)

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
Palmer Square Long/Short Credit Fund – Class I	$12,335,552	$280,459	$(1,500,000)	$(153,291)	$602,276	$11,564,996	$280,459

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
Palmer Square Long/Short Credit Fund – Class I	699,691	15,788	(86,605)	628,874

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/30/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/30/2016